SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 2.4%
Consumer Staples — 1.5%
Anheuser-Busch InBev S.A.	4,082,113	$263,372

Materials — 0.9%
Syensqo S.A.	1,986,610	160,064

		423,436
Canada — 2.2%
Industrials — 1.7%
Canadian Pacific Kansas City Ltd.	4,176,239	307,464

Materials — 0.5%
Barrick Mining Corp.	1,906,704	83,058

		390,522
China — 1.3%
Communication Services — 1.3%
Tencent Holdings Ltd.	2,839,100	218,513

Denmark — 1.8%
Health Care — 1.8%
Novo Nordisk A, Class B	6,286,497	318,841

France — 19.9%
Consumer Discretionary — 5.8%
Kering S.A.	2,555,339	903,912
LVMH Moet Hennessy Louis Vuitton SE	152,769	115,800
		1,019,712
Financials — 4.0%
BNP Paribas SA	4,598,414	436,593
Societe Generale S.A.	3,002,271	242,463
Worldline S.A. [1]	10,631,781	19,516
		698,572
Health Care — 1.9%
Sanofi	3,392,345	329,778

Industrials — 6.0%
Alstom S.A. [1]	21,969,533	649,853
Cie de Saint-Gobain S.A.	3,855,897	394,054
		1,043,907

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
France — (continued)
Information Technology — 1.8%
Capgemini SE	1,889,555	$315,881

Materials — 0.4%
ArcelorMittal S.A.	1,534,894	70,511

		3,478,361
Germany — 8.9%
Communication Services — 2.2%
Deutsche Telekom AG	11,567,887	376,547

Financials — 1.0%
Deutsche Bank AG	4,609,114	177,631

Industrials — 0.1%
Daimler Truck Holding AG	393,476	17,042

Information Technology — 4.2%
Infineon Technologies AG	8,699,235	379,556
SAP SE	1,474,029	358,142
		737,698
Materials — 0.9%
LANXESS AG	7,753,304	158,876

Utilities — 0.5%
E.ON AG	5,060,914	95,828

		1,563,622
Greece — 0.4%
Financials — 0.4%
Eurobank S.A.	16,105,122	64,824

Indonesia — 0.2%
Financials — 0.2%
Bank Mandiri Persero Tbk PT	140,365,200	42,802

Italy — 2.5%
Financials — 1.6%
UniCredit SpA	3,504,861	290,295

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Italy — (continued)
Utilities — 0.9%
Enel SpA	14,989,323	$155,849

		446,144
Japan — 11.3%
Communication Services — 0.9%
KDDI Corp.	9,123,000	157,898

Financials — 2.1%
Sompo Holdings Inc.	7,200,100	244,387
Sumitomo Mitsui Financial Group Inc.	4,134,800	132,981
		377,368
Industrials — 4.6%
FANUC Corp.	11,592,000	451,111
SMC Corp.	1,005,800	348,008
		799,119
Information Technology — 3.7%
Murata Manufacturing Co. Ltd.	3,181,500	65,755
Renesas Electronics Corp.	42,082,400	576,397
		642,152
		1,976,537
Netherlands — 6.9%
Consumer Staples — 1.7%
Heineken NV	3,693,374	302,703

Financials — 0.9%
ING Groep NV	5,459,476	154,047

Health Care — 2.0%
Koninklijke Philips NV	13,120,979	358,355

Materials — 2.3%
Akzo Nobel NV	5,728,524	398,544
		1,213,649
Singapore — 1.1%
Financials — 1.1%
United Overseas Bank Ltd.	7,121,400	194,240

South Korea — 4.1%
Financials — 1.4%
Samsung Fire & Marine Insurance Co. Ltd.	277,566	95,630

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
South Korea — (continued)
Financials (continued)
Shinhan Financial Group Co. Ltd.	2,533,632	$134,915
		230,545
Information Technology — 2.7%
Samsung Electronics Co. Ltd.	5,739,532	481,058

		711,603
Sweden — 1.8%
Consumer Discretionary — 0.8%
Electrolux AB, Class B [1]	20,524,930	140,859

Information Technology — 1.0%
Hexagon AB, Class B	15,460,259	182,102
		322,961
Switzerland — 3.0%
Health Care — 3.0%
Roche Holding AG	1,272,881	525,662

United Kingdom — 26.8%
Consumer Discretionary — 1.5%
Berkeley Group Holdings PLC	2,619,125	137,828
WH Smith PLC	13,760,129	118,521
		256,349
Consumer Staples — 5.6%
British American Tobacco PLC	3,087,916	175,401
Diageo PLC	13,767,966	297,585
Reckitt Benckiser Group PLC	6,324,979	511,714
		984,700
Energy — 1.9%
BP PLC	55,737,765	325,169

Financials — 6.3%
Barclays PLC	81,445,783	522,519
NatWest Group PLC	18,401,148	161,671
Prudential PLC	14,562,523	224,659
Standard Chartered PLC	7,840,311	192,554
		1,101,403
Health Care — 4.4%
AstraZeneca PLC	3,520,006	654,305
Smith & Nephew PLC	7,811,057	130,400
		784,705

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials — 4.2%
RELX PLC (EUR)	7,275,332	$296,513
Rolls-Royce Holdings PLC	23,065,817	357,552
Smiths Group PLC	1,476,837	46,821
Wizz Air Holdings PLC [1]	2,079,474	35,767
		736,653
Real Estate — 1.1%
Segro PLC [2]	20,049,992	194,697

Utilities — 1.8%
National Grid PLC	19,969,938	307,273

		4,690,949
United States — 3.4%
Consumer Discretionary — 1.9%
Carnival Corp. [1]	10,775,392	329,081

Materials — 1.5%
Smurfit WestRock PLC	6,859,067	265,240
		594,321
Total Common Stock
(Cost $13,868,476) — 98.0%		17,176,987

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.68% *	278,363,865	278,364

Total Short-Term Investment
(Cost $278,364) — 1.6%		278,364

Total Investments — 99.6%
(Cost $14,146,840)		17,455,351

Other Assets in Excess of Liabilities — 0.4%		68,733

Net Assets — 100.0%		$17,524,084

SCHEDULE OF INVESTMENTS (continued)

December 31, 2025 (Unaudited)

A list of the open futures contracts held by the Fund at December 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long Contracts
MSCI EAFE Index	1,420	3/23/2026	$207,075	$206,049	$(1,026)

*	The rate reported is the 7-day effective yield as of December 31, 2025.

1	Non-income producing security.

2	Real Estate Investment Trust.

EAFE       Europe, Australasia, and the Far East

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)	(000)
Common Stock
Belgium	$423,436	$—	$—	$423,436
Canada	390,522	—	—	390,522
China	218,513	—	—	218,513
Denmark	—	318,841	—	318,841
France	3,478,361	—	—	3,478,361
Germany	—	1,563,622	—	1,563,622
Greece	64,824	—	—	64,824
Indonesia	—	42,802	—	42,802
Italy	—	446,144	—	446,144
Japan	—	1,976,537	—	1,976,537
Netherlands	1,213,649	—	—	1,213,649
Singapore	194,240	—	—	194,240
South Korea	—	711,603	—	711,603
Sweden	—	322,961	—	322,961
Switzerland	—	525,662	—	525,662
United Kingdom	4,690,949	—	—	4,690,949
United States	594,321	—	—	594,321
Total Common Stock	11,268,815	5,908,172	—	17,176,987
Short-Term Investment	278,364	—	—	278,364
Total Investments in Securities	$11,547,179	$5,908,172	$—	$17,455,351

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments	(000)	(000)	(000)	(000)
Futures Contracts*
Unrealized Appreciation (Depreciation)	$(1,026)	$—	$—	$(1,026)
Total Other Financial Instruments	$(1,026)	$—	$—	$(1,026)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-4300